Summary of Significant Accounting Policies - Operating Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net sales	[1]	$ 5,528,639	$ 4,253,710	$ 3,717,366
Cost of sales	[2]	2,866,648	2,345,858	2,307,172
Advertising expenses and consumer insight initiatives		585,300	409,200	270,800
Depreciation and amortization expenses		123,109	103,821	86,708
Interest expense, net		63,715	44,909	27,021
Other (expense) income, net		7,980	35,427	(7,631)
Provision for income taxes		133,762	126,150	69,630
Net income		438,705	167,078	232,354
Operating Segments | Reportable Segment
Segment Reporting Information [Line Items]
Net sales		5,528,639	4,253,710	3,717,366
Cost of sales		2,866,648	2,345,858	2,307,172
Advertising expenses and consumer insight initiatives		597,398	415,454	268,085
Personnel expenses		461,038	348,479	298,404
Delivery and distribution expenses		367,749	254,057	200,603
Professional service expenses		151,494	98,543	63,416
Merchant and processing fees		70,509	53,965	46,629
Facilities and technology support costs		63,049	44,658	31,826
Depreciation and amortization expenses		62,561	60,199	57,034
Prototypes and testing expenses		50,364	28,868	27,290
Transaction-related costs		1,342	82,277	2,896
Other segment items		192,325	147,788	92,637
Interest expense, net		63,715	44,909	27,021
Other (expense) income, net		7,980	35,427	(7,631)
Provision for income taxes		133,762	126,150	69,630
Net income		438,705	167,078	232,354
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting Information [Line Items]
Net income		$ 0	$ 0	$ 0

[1]	Including amounts associated with related parties of $9,460, $3,133 and $1,451 for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Including amounts associated with related parties of $231,491, $1,037,844 and $1,413,098 for the years ended December 31, 2024, 2023 and 2022, respectively.